Consolidated Balance Sheets	Dec. 31, 2014 USD ($)
Current Assets:
Cash and cash equivalents	$ 17,282,325
Accounts receivable	727,178
Prepaid expenses and other current assets	413,260
Total current assets	18,422,763
Equipment and leasehold improvements, net	221,148
Patents, net	2,236,909
Deposits and other assets	77,350
Total assets	20,958,170
Current Liabilities:
Accounts payable	2,865,165
Accrued compensation	848,583
Accrued expenses	383,623
Deferred contract revenue	125,000
Deferred rent, short-term portion	33,744
Total current liabilities	4,256,115
Deferred rent, long-term portion	35,629
Warrants	850,000
Total liabilities	5,141,744
Stockholders' Equity:
Common stock	19,225
Additional paid-in capital	81,830,410
Accumulated deficit	(66,033,209)
Total stockholders' equity	15,816,426
Total liabilities and stockholders' equity	$ 20,958,170